DERIVATIVE FINANCIAL INSTRUMENTS - Gain Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Effective Portion)	$ (1,238)	$ (4,212)	$ (213)
Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	(2,111)	(1,366)	(437)
Fair value hedge designation | Interest rate cap agreements, noncommercial
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Effective Portion)	(302)	23	(848)
Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	(227)	(167)	(262)
Gain (Loss) Recognized in Income	0	(145)	90
Fair value hedge designation | Interest rate cap agreements
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Effective Portion)	(302)	23	(848)
Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	(227)	(167)	(262)
Gain (Loss) Recognized in Income	(8,898)	1,564	(8,077)
Fair value hedge designation | Interest rate cap agreements | Installment
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Effective Portion)	0	0	0
Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	0	0	0
Gain (Loss) Recognized in Income	0	0	(14)
Fair value hedge designation | Fixed Income Interest Rate | Interest rate swap agreement | Commercial
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(186)	12	(98)
Fair value hedge designation | Fixed Income Interest Rate | Interest rate swap agreement | Installment
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(901)	1,305	(1,305)
Fair value hedge designation | Fixed Income Interest Rate | Interest rate swap agreement | Mortgage
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(1,469)	2,414	(2,131)
Fair value hedge designation | Fixed Income Interest Rate | Pay-fixed interest rate swap agreements - securities available for sale
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(6,342)	(2,022)	(4,619)
Cash Flow Hedge Designation
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Effective Portion)	(936)	(4,235)	635
Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	(1,884)	(1,199)	(175)
Gain (Loss) Recognized in Income	(1,884)	(1,199)	(175)
Cash Flow Hedge Designation | Interest rate floor agreements | Commercial
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Effective Portion)	(612)	(4,223)	635
Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	(1,861)	(1,199)	(175)
Gain (Loss) Recognized in Income	(1,861)	(1,199)	(175)
Cash Flow Hedge Designation | Interest rate cap agreements - short-term funding liabilities
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Effective Portion)	(324)	(12)	0
Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	(23)	0	0
Gain (Loss) Recognized in Income	(23)	0	0
No hedge designation
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	36	268	623
No hedge designation | Rate-lock mortgage loan commitments
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	130	(73)	1,229
No hedge designation | Mandatory commitments to sell mortgage loans
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(94)	341	(594)
No hedge designation | Fixed Income Interest Rate | Interest rate swap agreement | Commercial
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(16,670)	6,156	(9,894)
No hedge designation | Variable Income Interest Rate | Interest rate swap agreement
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	0	0	(12)
No hedge designation | Variable Income Interest Rate | Interest rate swap agreement | Commercial
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	$ 16,670	$ (6,156)	$ 9,894